Statement of Financial Position (USD $)	Dec. 31, 2011	Mar. 31, 2011
Operating Assets [Abstract]
Property and equipment at cost, net of accumulated depreciation of $23,717,349 and $24,907,752, respectively	$ 2,966,409	$ 16,574,109
Cash and cash equivalents	1,913,812	1,479,226
Cash held in escrow	482,529	2,086,911
Deferred costs, net of accumulated amortization of $598,799 and $579,257, respectively	33,703	90,211
Other assets	347,082	385,197
Total Operating Assets	5,743,535	20,615,654
Assets of discontinued operations (Note 7)
Property and equipment held for sale, net of accumulated depreciation of $5,355,102 and $0, respectively	5,737,579	1,699,698
Other assets related to discontinued operations	1,615,102	99,678
Total discontinued assets	7,352,681	1,799,376
Total assets	13,096,216	22,415,030
Operating Liabilities [Abstract]
Mortgage notes payable	8,653,114	20,243,830
Accounts Payable And Other Accrued Liabilities	125,253	599,843
Accrued interest payable	6,859,030	16,805,364
Security deposit payable	69,080	254,770
Due To Local General Partners And Affiliates	619,194	1,023,346
Due To General Partners And Affiliates	4,977,982	5,270,129
Total Operating Liabilities	21,303,653	44,197,282
Liabilities Of Disposal Group Including Discontinued Operation Abstract
Disposal Group Including Discontinued Operation Long Term Debt	7,183,664	4,139,881
Net liabilities held for sale	10,909,817	1,493,357
Total liabilities from discontinued operations	18,093,481	5,633,238
Total liabilities	39,397,134	49,830,520
Partners capital (deficit) [Abstract]
Limited partners (43,440 BACs issued and outstanding)	(26,741,992)	(26,466,187)
General partners	359,686	283,722
Independence Tax Credit Plus L.P. III total	(26,382,306)	(26,182,465)
Noncontrolling interests	81,388	(1,233,025)
Total partners capital (deficit)	(26,300,918)	(27,415,490)
Total liabilities and partners capital (deficit)	$ 13,096,216	$ 22,415,030